Commitments and Contingencies (Details Textual) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies (Textual)
Office lease expenses	SFr 49,314	SFr 118,337	SFr 192,957